UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        August 16, 2004


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $9,999,245 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC        COMMON           026874107   860148 12067174 SH       SOLE                        0  6745506  5321668
ANHEUSER BUSCH COS INC         COMMON           035229103   536955  9943615 SH       SOLE                        0  5480812  4462803
AUTOMATIC DATA PROCESSIN       COMMON           053015103   534914 12772541 SH       SOLE                        0  7166444  5606097
COCA COLA CO                   COMMON           191216100   155261  3075695 SH       SOLE                        0  1709395  1366300
DISNEY WALT CO                 COM DISNEY       254687106   384932 15101293 SH       SOLE                        0  8505715  6595578
FEDERAL NATL MTG ASSN          COMMON           313586109   596237  8355343 SH       SOLE                        0  4706237  3649106
GANNETT INC                    COMMON           364730101   926561 10919986 SH       SOLE                        0  6162560  4757426
GENERAL ELEC CO                COMMON           369604103   712093 21978164 SH       SOLE                        0 12271546  9706618
GOLDMAN SACHS GROUP INC        COMMON           38141G104   417637  4435394 SH       SOLE                        0  2493435  1941959
INTERNATIONAL BUSINESS M       COMMON           459200101   509764  5782914 SH       SOLE                        0  3310889  2472025
JOHNSON & JOHNSON              COMMON           478160104   517098  9283630 SH       SOLE                        0  5054500  4229130
MERCK & CO INC                 COMMON           589331107   184903  3892700 SH       SOLE                        0  2084900  1807800
PEPSICO INC                    COMMON           713448108   646449 11997939 SH       SOLE                        0  6667395  5330544
PFIZER INC                     COMMON           717081103   615428 17952971 SH       SOLE                        0 10038524  7914447
PROCTER & GAMBLE CO            COMMON           742718109   640509 11765412 SH       SOLE                        0  6542020  5223392
WAL MART STORES INC            COMMON           931142103   789811 14969874 SH       SOLE                        0  8313578  6656296
WELLS FARGO & CO NEW           COMMON           949746101   970545 16958680 SH       SOLE                        0  9499903  7458777